Long-term commitments	12 Months Ended
Dec. 31, 2018
Long-term commitments
Long-term commitments

27    Long-term commitments

(a)   Capital commitments – Aripuanã project

At December 31, 2018, the Company had contracted for USD 15,953 of capital expenditures related to the Aripuanã project that have not yet been incurred for the purchase of property, plant and equipment.

(b)   Process inputs materials

The Company has forward purchase commitments in the amount of USD 33,395 for process inputs materials, which are used as part of the Company’s operations. This contract contains monthly fixed prices and expires in 2026.